Short-term Borrowings and Long-term Debt [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Components of Other Short-term Borrowings [Table Text Block]

	2017	2018
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,080,838	¥1,094,487
Borrowings from the Bank of Japan	1,499,653	305,520
Borrowings from other financial institutions	262,985	243,968
Other	46,518	84,620

Total domestic offices	2,889,994	1,728,595

Foreign offices:
Commercial paper	4,675,653	4,275,278
Borrowings from other financial institutions	216,596	784,949
Short-term debentures	5,654	18,523
Other	182,549	73,917

Total foreign offices	5,080,452	5,152,667

Total	7,970,446	6,881,262
Less unamortized discount	925	138

Other short-term borrowings—net	¥7,969,521	¥6,881,124

Weighted average interest rate on outstanding balance at end of fiscal year	0.66%	1.29%

Components of Long-term Debt [Table Text Block]

	2017	2018
	(in millions)
MUFG:
Obligations under capital leases	¥15	¥1,973
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2021-2028, principally 2.19%-3.96%	1,265,620	1,737,809
Fixed rate bonds, payable in Euro, due 2021-2033, principally 0.40%-1.75%	23,958	230,629
Fixed rate bonds, payable in other currencies, due 2027, principally 3.77%-4.05%(2)	—	17,639
Floating rate bonds, payable in US dollars, due 2021-2023, principally 2.54%-3.89%	268,725	424,795

Total	1,558,303	2,410,872

Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2030, principally 0.37%-1.39%	412,783	482,662
Adjustable rate bonds, payable in Japanese yen, due 2024-2028, principally 0.35%-0.66%	426,838	795,944
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 1.12%-4.42%	1,229,282	1,557,610
Adjustable rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.46%-0.50%	16,000	32,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 4.78%	1,500	1,500
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.03%	3,500	3,500
Floating rate borrowings, payable in Japanese yen, due 2025-2027, principally 0.58%-0.79%	53,000	76,000
Floating rate borrowings, payable in Euro, no stated maturity, principally 1.73%	599	—
Floating rate borrowings, payable in other currencies, no stated maturity, principally 2.49%(2)	420	—

Total	2,143,922	2,949,716

Total	3,702,240	5,362,561

BK:
Obligations under capital leases	¥7,310	¥6,906
Obligation under sale-and-leaseback transactions	43,032	41,892
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2018-2027, principally 0.22%-2.69%	472,300	346,800
Fixed rate bonds, payable in US dollars, due 2018-2048, principally 0.00%-4.70%	1,761,868	1,451,745
Fixed rate bonds, payable in Euro, due 2022-2037, principally 0.88%-2.06%	92,708	111,956
Fixed rate bonds, payable in other currencies, due 2021-2047, principally 0.00%-5.30%(2)	23,550	19,502
Fixed rate borrowings, payable in Japanese yen, due 2018-2028, principally 0.00%-0.25%	10,064,790	9,561,784
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	124	38
Fixed rate borrowings, payable in Euro, due 2026, principally 0.00%	479	1,044
Adjustable rate bonds, payable in US dollars, due 2030, principally 3.00%	1,122	1,062
Floating rate bonds, payable in US dollars, due 2018, principally 3.13%	145,847	53,120
Floating rate bonds, payable in other currencies, due 2017, principally 2.90%(2)	55,796	—
Floating rate borrowings, payable in US dollars, due 2018-2031, principally 1.53%-2.91%	1,075,494	1,071,239
Floating rate borrowings, payable in Euro, due 2021-2022, principally 0.00%-0.06%	20,885	20,150

Total	13,714,963	12,638,440

Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2019-2031, principally 1.31%-2.91%	706,677	520,350
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.38%-2.24%	230,400	98,400
Adjustable rate borrowings, payable in Japanese yen, due 2023-2028, principally 0.40%-2.86%	129,000	73,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.69%-4.78%	651,000	496,000
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 1.73%	2,995	—
Adjustable rate borrowings, payable in other currencies, no stated maturity, principally 2.49%(2)	2,101	—
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.16%	15,000	15,000

Total	1,737,173	1,202,750

Obligations under loan securitization transaction accounted for as secured borrowings due 2018-2077, principally 0.42%-3.89%	605,709	622,061

Total	16,108,187	14,512,049

Other subsidiaries:
Obligations under capital leases	¥9,348	¥9,835
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2042, principally 0.00%-6.20%	2,688,264	3,453,352
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2018-2037, principally 0.00%-8.00%	952,937	936,086
Fixed rate bonds and notes, payable in Euro, due 2020-2022, principally 1.10%-1.28%	1,079	2,619
Fixed rate bonds and notes, payable in Thai baht, due 2018-2024, principally 0.01%-9.00%	308,804	330,814
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2018-2037, principally 0.50%-15.33%(2)	166,346	190,567
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2048, principally 0.00%-20.00%	1,269,910	1,342,318
Floating rate borrowings, bonds and notes, payable in US dollars, due 2018-2027, principally 0.00%-38.00%	217,469	186,515
Floating rate bonds and notes, payable in Euro, due 2018, principally 1.00%	266	—
Floating rate borrowings, bonds and notes, payable in other currencies, due 2018-2020, principally 1.43%-9.63%(2)	2,761	5,420

Total	5,607,836	6,447,691

Subordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2030, principally 0.65%-2.89%	378,548	364,326
Fixed rate bonds and notes, payable in US dollars, due 2019-2027, principally 7.50%-10.85%	1,710	1,661
Fixed rate bonds and notes, payable in Thai baht, due 2020-2027, principally 3.40%-3.90%	80,560	144,900
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2021, principally 0.00%(2)	6,847	7,428
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 3.50%	104,500	104,500
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2021, principally 0.45%-0.73%	112,985	72,493
Floating rate borrowings, bonds and notes, payable in US dollars, due 2019-2036, principally 3.29%-10.44%	5,393	5,250

Total	690,543	700,558

Obligations under loan securitization transaction accounted for as secured borrowings due 2018-2020, principally 0.23%-2.32%	26,831	50,551

Total	6,334,558	7,208,635

Total	26,144,985	27,083,245

Debt Issuance Cost	¥(13,458)	¥(13,689)

Total	¥26,131,527	¥27,069,556

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the “other currencies” classification.
(3)	The table above reflects changes in presentation that were made to long-term repurchase agreements at March 31, 2017. Payables under long-term repurchase agreements are included in Payables under repurchase agreements in the accompanying consolidated balance sheets. See Note 1 for further information.

Summary of Subsequent Maturities of Long-term Debt [Table Text Block]

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2019	¥415	¥1,549,014	¥1,452,406	¥3,001,835
2020	407	1,068,804	1,500,799	2,570,010
2021	346,342	7,827,519	1,397,405	9,571,266
2022	444,581	1,458,833	1,016,093	2,919,507
2023	620,845	339,743	394,862	1,355,450
2024 and thereafter	3,949,971	2,268,136	1,447,070	7,665,177

Total	¥5,362,561	¥14,512,049	¥7,208,635	¥27,083,245